Financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Financial assets	$ 623,772	$ 754,188
Financial liabilities	2,493,562	2,360,675
Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	1,725,566	1,669,259
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	9,218	5,021
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	46,122	31,851
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	451,603	413,856
Confirming Payable [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	234,385	216,392
Use Of Public Assets [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	22,733	23,263
Related parties [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	3,935	1,033
Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	2,356,037	2,238,429
Financial liabilities at amortised cost, category [member] | Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	1,634,163	1,578,864
Financial liabilities at amortised cost, category [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	9,218	5,021
Financial liabilities at amortised cost, category [member] | Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	451,603	413,856
Financial liabilities at amortised cost, category [member] | Confirming Payable [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	234,385	216,392
Financial liabilities at amortised cost, category [member] | Use Of Public Assets [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	22,733	23,263
Financial liabilities at amortised cost, category [member] | Related parties [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	3,935	1,033
Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	137,525	122,246
Financial liabilities at fair value through profit or loss, category [member] | Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	91,403	90,395
Financial liabilities at fair value through profit or loss, category [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	46,122	31,851
Cash And Cash Equivalents [Member]
IfrsStatementLineItems [Line Items]
Financial assets	457,259	497,826
Financial Investment [Member]
IfrsStatementLineItems [Line Items]
Financial assets	11,058	18,062
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets	7,893	7,443
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	141,910	223,740
Equity investments [member]
IfrsStatementLineItems [Line Items]
Financial assets	5,649	7,115
Related parties [member]
IfrsStatementLineItems [Line Items]
Financial assets	3	2
Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial assets	521,648	569,013
Financial assets at amortised cost, category [member] | Cash And Cash Equivalents [Member]
IfrsStatementLineItems [Line Items]
Financial assets	457,259	497,826
Financial assets at amortised cost, category [member] | Financial Investment [Member]
IfrsStatementLineItems [Line Items]
Financial assets	11,058	18,062
Financial assets at amortised cost, category [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	53,328	53,123
Financial assets at amortised cost, category [member] | Related parties [member]
IfrsStatementLineItems [Line Items]
Financial assets	3	2
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Financial assets	96,475	178,060
Financial assets at fair value through profit or loss, category [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets	7,893	7,443
Financial assets at fair value through profit or loss, category [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	88,582	170,617
Financial assets at fair value through other comprehensive income, category [member]
IfrsStatementLineItems [Line Items]
Financial assets	5,649	7,115
Financial assets at fair value through other comprehensive income, category [member] | Equity investments [member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 5,649	$ 7,115